Intangible Assets Subject to Amortization	12 Months Ended
Dec. 31, 2013
Intangible Assets Subject to Amortization
Intangible Assets Subject to Amortization

6. Intangible Assets Subject to Amortization

        Intangible assets subject to amortization consist primarily of customer relationships and changes in the carrying amount during 2013 and 2012 are set forth below:

	January 1, 2013	Acquisitions	Amortization and other activity	December 31, 2013
	(in millions)
Customer relationships	$88.3	$1.7	$(25.1)	$64.9
Other	27.6	3.3	(11.4)	19.5

	$115.9	$5.0	$(36.5)	$84.4

	January 1, 2012	Acquisitions	Amortization and other activity	December 31, 2012
	(in millions)
Customer relationships	$—	$100.0	$(11.7)	$88.3
Other	—	31.7	(4.1)	27.6

	$—	$131.7	$(15.8)	$115.9

        Amortization expense is included in depreciation and amortization expense in the accompanying consolidated statements of operations. Amortization expense for years ended December 31, 2013, 2012 and 2011 were $38.2 million, $19.4 million and nil, respectively.

        Scheduled amortization of the Company's intangible assets as of December 31, 2013 for the next five years is as follows (in millions):

2014	$37.4
2015	28.7
2016	15.3
2017	1.1
2018	1.1
Thereafter	0.8

$84.4